Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment
A.
Reconciliation of carrying amount

(In thousand Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Total
Balance at December 31, 2024	17,078	3,404	47,366	67,848
Additions	—	5	1,776	1,781
Impairment of assets	—	28	—	28
Depreciation for the period	(1,102)	(466)	(3,988)	(5,556)
Translation differences	(10)	(41)	(1,602)	(1,653)
Balance at June 30, 2025	15,966	2,930	43,552	62,448
Cost
At December 31, 2024	23,537	6,532	64,336	94,405
At June 30, 2025	23,527	6,496	64,510	94,533
Accumulated amortization
At December 31, 2024	(6,458)	(2,753)	(16,970)	(26,181)
At June 30, 2025	(7,560)	(3,219)	(20,958)	(31,737)
Impairment of assets
At December 31, 2024	—	(376)	—	(376)
At June 30, 2025	—	(348)	—	(348)